Equity (Tables)	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Movement of Warrant

For the year ended September 30, 2025, the movement of warrants is as follows:

	For the year ended September 30, 2025
	Total Valuation	Issuance (1)			Issuance (2)
	US$	Share	Valuation	Average exercise price	Share	Valuation	Average exercise price
Balance at beginning of the year	$—	—	$—	$—	—	$—	$—
Issuance	28,890,861	19,801,985	15,032,581	0.76	10,195,504	13,858,280	1.36
Fair value changes	4,203,405	—	(1,946,479)	—	—	6,149,884	—
Gain on extinguishment of warrant liability	(5,002,010)	—	—	—	(2,548,860)	(5,002,010)	1.96
Exercise	(27,598,208)	(19,516,588)	(12,592,054)	0.65	(7,646,644)	(15,006,154)	1.96
Balance at end of the year	$494,048	285,397	$494,048	$0.65	—	$—	—
	As of September 30, 2024
	Valuation	Shares
	US$
Balance at beginning of the year	$—	—
Issuance(a)	7,772,140	137,931
Fair value changes(b)	6,827,034	—
Exercise(b)	945,106	137,931
Balance at end of the year	$—	—

Schedule of Binominal Tree Pricing Model

The fair value of warrants aforementioned was determined using the Binominal Tree pricing model and the following assumptions:

	September 22, 2025	April 29, 2025	February 17, 2025	October 31, 2024
Share price	$2.09	$2.46	$4.49	$0.43
Exercise price	$1.515	$1.515	$1.515	$0.101
Expected dividend yield	-	-	-	-
Risk free interest rate	3.65%	3.74%	4.32%	4.15%
Expected life	4.1	4.5	4.7	5
Expected volatility	94.7%	102.9%	$103.2%	$100.5%
	July 08, 2025	April 22, 2025
Share price	$2.72	$2.17
Exercise price	$0.47	$0.47
Expected dividend yield	-	-
Risk free interest rate	3.97%	3.99%
Expected life	4.8	5
Expected volatility	$99.4%	$103%

The fair value was determined using the Binominal Tree pricing model and the following assumptions:

	July 9, 2024	July 5, 2024	March 31, 2024	January 3, 2024
Share price	$0.81	$0.83	$0.82	$4.83
Exercise price	$8.00	$8.00	$8.00	$8.00
Expected dividend yield	-	-	-	-
Risk free interest rate	4.65%	4.39%	4.46%	4.08%
Expected life	2.49	3.5	2.8	3.0
Expected volatility	167.51%	168.36%	$137.6%	$140.1%